Share-based Compensation - Share-based Payment Arrangement, Option, Activity (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	11,096,360	12,860,000	9,540,000
Number of options, Granted		316,360	5,900,000
Number of options, Exercised	(7,420,000)		(960,000)
Number of options, Forfeited	(3,676,360)	(2,080,000)	(1,620,000)
Number of options, Outstanding		11,096,360	12,860,000
Weighted Average exercise price, Outstanding	$ 0.55	$ 0.53	$ 0.40
Weighted Average exercise price, Granted		1.42	0.71
Weighted Average exercise price, Exercised	0.56		0.36
Weighted Average exercise price, Forfeited	$ 0.52	0.55	0.56
Weighted Average exercise price, Outstanding		$ 0.55	$ 0.53